Condensed Consolidated Statements Of Income (Loss) (Unaudited) (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Interest income
Loans, including fees	$ 4,450	$ 5,169	$ 9,208	$ 10,312
Federal funds sold	33	9	63	18
Taxable investment securities	684	285	1,365	611
Tax-exempt investment securities	181	160	352	320
Interest on deposits at banks	11	15	25	28
Total interest income	5,359	5,638	11,013	11,289
Interest expense
Money market, NOW and savings deposits	176	89	317	172
Time deposits	1,080	1,460	2,306	2,944
Short-term borrowings	1	3	1	8
FHLB advances	141	141	282	279
Subordinated debt	189	189	379	379
Total interest expense	1,587	1,882	3,285	3,782
Net interest income	3,772	3,756	7,728	7,507
Provision for loan losses	3,245	1,094	7,707	2,625
Net interest income (loss) after provision for loan losses	527	2,662	21	4,882
Noninterest income
Service charges on deposit accounts	25	15	51	29
Gain on sale of securities available-for-sale	1	1	20	19
Other noninterest income	18	8	45	14
Total noninterest income	44	24	116	62
Noninterest expense
Salaries and employee benefits	2,975	1,299	5,482	2,551
Occupancy and equipment	301	224	557	430
Advertising and promotion	87	96	125	153
Legal and professional fees	1,205	83	1,512	159
Deposit charges and FDIC insurance	196	182	483	358
Data processing and outside service fees	128	100	251	193
Director fees	45	47	86	47
Net cost of operation of other real estate	93	239	328	275
Other noninterest expense	444	207	884	353
Total noninterest expense	5,474	2,477	9,708	4,519
Income (loss) before income taxes	(4,903)	209	(9,571)	425
Income tax expense (benefit)	(1,789)	36	(3,570)	95
Net income (loss)	$ (3,114)	$ 173	$ (6,001)	$ 330
Basic earnings (loss) per common share (in Dollars per share)	$ (0.11)	$ 0.03	$ (0.21)	$ 0.07
Diluted earnings (loss) per common share (in Dollars per share)	$ (0.11)	$ 0.03	$ (0.21)	$ 0.07
Weighted-average common shares outstanding
Basic (in Shares)	28,051,098	4,951,098	28,051,098	4,951,098
Diluted (in Shares)	28,051,098	4,951,098	28,051,098	4,951,098